Insurance Risk - Summary of interest rate risk and interest rate changes on profit and loss (Details) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Interest Rate Risk Arising From Insurance Contracts [Line Items]
Exposure to financial products measured at fair value	[1]	₩ 47,717,387	₩ 48,843,348
Insurance contract exposure	[2]	38,728,601	39,820,036
Net exposure (financial products - insurance contracts)		8,988,786	9,023,312
Insurance Contract Non Participating [Member]
Interest Rate Risk Arising From Insurance Contracts [Line Items]
Insurance Contract Participating Exposure	[2]	4,738,480	4,979,280
Insurance Contract Non Participating Exposure	[2]	28,289,432	29,628,025
Insurance Contract Variable Exposure	[2]	5,528,259	4,773,118
Insurance Contract Others Exposure	[2]	₩ 172,430	₩ 439,613

[1]	It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).
[2]	It is the total amount excluding the contractual service margin from the remaining coverage component of insurance contract liabilities and reinsurance contract assets (liabilities).